Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2019
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

4.  Prepaid Expenses and Other Current Assets

	December 31,	December 31,
	2019	2018

Deposits on contracts	$-	$618,417
Prepaid expenses and other current assets	447,206	555,430

	$447,206	$1,173,847

Deposits on contracts consist of deposits on research and development contracts for services that had not been incurred as of the balance sheet date.  Prepaid expenses and other assets include prepaid general and administrative expenses not yet incurred as of the balance sheet date.